SUBSIDIARY PUBLIC ISSUERS (Details - Income Statement) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of subsidiaries [line items]
Revenues	$ 2,982	$ 2,625	$ 2,452
Net (loss) income	403	51	40
Brookfield Renewable
Disclosure of subsidiaries [line items]
Revenues	0	0	0
Net (loss) income	62	(4)	(20)
BRP Equity
Disclosure of subsidiaries [line items]
Revenues	0	0	0
Net (loss) income	7	10	0
Finco
Disclosure of subsidiaries [line items]
Revenues	0	0	0
Net (loss) income	(1)	(1)	(1)
Holding Entities
Disclosure of subsidiaries [line items]
Revenues	0	0	1
Net (loss) income	(25)	(435)	(100)
Other Subsidiaries
Disclosure of subsidiaries [line items]
Revenues	2,983	2,625	2,451
Net (loss) income	1,305	631	558
Consolidating adjustments
Disclosure of subsidiaries [line items]
Revenues	(1)	0	0
Net (loss) income	$ (945)	$ (150)	$ (397)